Submission	Jul. 22, 2026
Submission [Line Items]
Central Index Key	0001009891
Registrant Name	AIR INDUSTRIES GROUP
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES